Derivative Financial Instruments (Details) - Pegasus Digital Mobility Acquisition Corp	12 Months Ended
	Dec. 31, 2023 D $ / shares shares	Dec. 31, 2022 shares	Oct. 26, 2021 $ / shares shares
Warrants
Warrants outstanding | shares	21,000,000	21,000,000
Private Placement Warrants
Warrants
Warrants outstanding | shares	9,750,000	9,750,000
Public Warrants
Warrants
Warrants outstanding | shares	11,250,000	11,250,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days
Public warrants exercisable term from the closing of the initial public offering	12 months
Public Warrants expiration term	5 years
Maximum period after business combination in which to file registration statement	15 days
Period of time within which registration statement is expected to become effective	60 days
Number of trading days on which fair market value of shares is reported | D	10
Public Warrants | Class A ordinary shares
Warrants
Number of shares issuable per warrant | shares	1		1
Exercise price of warrants	$ 11.50		$ 11.50
Threshold share price to trigger warrant price adjustment	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Threshold trading days determining volume weighted average price	20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Warrant exercise price adjustment multiple	0.361
Threshold consecutive trading days for redemption of public warrants	30 days
Percentage on outstanding shares of holders upon completion of offer	50.00%
Threshold of consideration received in the form of common equity of target company	70.00%
Public Warrants | Redemption of warrants when price per share of class common stock equals or exceeds 18.00
Warrants
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Warrants
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days